LEASE - Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE
Operating cash outflows from finance lease	$ (1,994)	$ (1,349)
Operating cash outflows from operating lease	(15,032)	(19,972)
Financing cash outflows from finance lease	(20,194)	(35,554)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction		60,102
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	14,393	24,694
ROU assets disposed through early termination of operating leases in non-cash transaction	$ (965)	$ (1,880)